United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  12/31/07

Date of Reporting Period:   12/31/07

Item 1.                      Reports to Stockholders

Federated Inflation-Protected Securities Core Fund

A Portfolio of Federated Core Trust

ANNUAL SHAREHOLDER REPORT
December 31, 2007

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

not fdic insured  *  may lose value  *  no bank guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended 12/31/2007	Period Ended 12/31/2006 [1]
Net Asset Value, Beginning of Period	$10.00	$10.00
Income From Investment Operations:
Net investment income (loss)	0.58	(0.03)[2]
Net realized and unrealized gain on investments and futures contracts	0.61	0.04
TOTAL FROM INVESTMENT OPERATIONS	1.19	0.01
Less Distributions:
Distributions from net investment income	(0.58)	(0.00)[3,4]
Distributions from net realized gain on investments and futures contracts	(0.01)	(0.01)[4]
TOTAL DISTRIBUTIONS	(0.59)	(0.01)
Net Asset Value, End of Period	$10.60	$10.00
Total Return[5]	12.34%	0.13%

Ratios to Average Net Assets:
Net expenses	0.05%	0.05%[6]
Net investment income (loss)	5.68%	(1.69)%[6]
Expense waiver/reimbursement[7]	7.79%	12.34%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$6,508	$2,400
Portfolio turnover	29%	25%
1Reflects operations for the period from October 18, 2006 (date of initial investment) to December 31, 2006.

2Per share numbers have been calculated using the average shares method.

3Represents less than $0.01.

4Certain amounts have been reclassified to permit comparison, based on the final 2006 tax return. Net assets were not affected by this reclassification.

5Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

6Computed on an annualized basis.

7This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/1/2007	Ending Account Value 12/31/2007	Expenses Paid During Period[1]
Actual	$1,000	$1,103.60	$0.27
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.95	$0.26

1Expenses are equal to the Fund’s annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Management’s Discussion of Fund Performance

After trading flat for the first half of the 12-month reporting period, interest rates fell dramatically and government bond prices rose during the second half of the reporting period. As of December 31, 2007, the yield on the five-year Treasury had fallen to 3.44% from 4.69%, while yields on shorter maturity Treasuries fell even more.

A sudden rally in the bond market began during the summer months as the market began to grasp the magnitude of the meltdown in the subprime mortgage market and its implications for the health of the economy in general and the financial system in particular. During July and August, short Treasury rates fell as investors fled mortgage-backed, asset-backed, corporate, and other sectors of the bond market for the safety and liquidity of Treasury securities. All non-Treasury “spread product” severely underperformed in August. Over the following two months, Treasury yields stopped free falling while spread product stabilized and began to retrace the significant widening seen in August. In November, however, the market took another turn for the worse; the flight to quality into Treasuries reignited and yields plummeted an astounding 95 basis points (bp) as investors sought safe haven from markets roiled by credit losses, illiquidity, and uncertainty.

There were multiple reasons for the second major down leg in the spread markets in November: shockingly large losses at major investment and commercial banks, an inability by some Structured Investment Vehicles (SIVs) to roll maturing commercial paper, downgrades on thousands of tranches of residential mortgage-backed securities and collateralized debt obligations (CDOs), lack of confidence in the valuation of assets backed by subprime collateral (i.e., loans to consumers with less-than-stellar credit histories), and growing realization that a problem initially thought to be constrained to the subprime market was infecting other sectors of the financial markets with potentially negative repercussions for the broader economy. In addition to these worries, declining corporate profitability raised the specter of reduced employment growth and capital spending. Indeed, non-housing related economic numbers started to soften with initial unemployment claims rising and durable goods orders decelerating. The net result of all of these forces was a significant increase in risk premiums, reduced liquidity, and elevated levels of market volatility.

During the 12-month reporting period, Treasury Inflation-Protected Securities (TIPS) outperformed nominal Treasuries. The Federal Reserve Board was more focused on declining growth prospects than rising inflation pressures from a weaker dollar and rising food and commodity prices, which provided a favorable backdrop for TIPS performance.

FUND PERFORMANCE
Federated Inflation-Protected Securities Core Fund generated a total return, based on net asset value, of 12.34% during the reporting period. The total return of the Lehman Brothers U.S. TIPS Index (LEHMUSTIPS)* was 11.63% during this period. The fund’s total return reflects actual cash flows and transaction costs, factors which do not impact LEHMUSTIP’s performance.

Helping performance relative to LEHMUSTIPS during the period was an overweight to shorter maturities relative to longer maturities, during a period when yields on short securities fell more than yields on longer securities. Less sensitivity to interest rate changes than the LEHMUSTIPS subtracted from relative performance as interest rates fell during the second half of the year.

POSITIONING AND STRATEGY
At year end the fund’s interest rate sensitivity was slightly less than the LEHMUSTIPS. The fund continued to be positioned for a steeper yield curve, and the fund held only TIPS (other than a small amount of transactional cash). The fund had no exposure to subprime bonds.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

*The LEHMUSTIPS is an unmanaged composite that tracks the broad Treasury inflation protected securities market. It is not possible to invest directly in an index. The LEHMUSTIPS is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the fund’s performance. The fund’s total return for the most recently completed fiscal year reflected actual cash flows, transactions costs and other expenses which were not reflected in the total return of the LEHMUSTIPS.

GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Inflation-Protected Securities Core Fund (the “Fund”) from October 18, 2006 (start of performance) to December 31, 2007, compared to the Lehman Brothers U.S. TIPS Index (LEHMUSTIPS)2.

Average Annual Total Returns for the Period Ended 12/31/2007
1 Year	12.34%
Start of Performance (10/18/2006)	10.25%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1Represents a hypothetical investment of $10,000 in the Fund. The Fund’s performance assumes the reinvestment of all dividends and distributions. The LEHMUSTIPS has been adjusted to reflect reinvestment of dividends on securities in the index.

2The LEHMUSTIPS is not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

Portfolio of Investments Summary Table

At December 31, 2007, the Fund’s portfolio composition1 was as follows:

Type of Investment	Percentage of Total Net Assets
U.S. Treasury Inflation-Protected Securities (TIPS)	97.5%
Derivative Contracts[2,3]	0.0%
Cash Equivalents[4]	5.4%
Other Assets and Liabilities – Net [5]	(2.9)%
TOTAL	100.0%
1See the Fund’s Confidential Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.

2Based upon net unrealized appreciation (depreciation) on the derivative contracts. Derivative Contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its net unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

3Represents less than 0.1%.

4Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

5Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

December 31, 2007

Principal Amount or Shares			Value
		U.S. TREASURY—97.5%
		Treasury Securities—97.5%
$103,599		U.S. Treasury Inflation Protected Bond, 2.375%, 1/15/2027	$109,911
654,510		U.S. Treasury Inflation Protected Bond, 3.875%, 4/15/2029	868,369
698,267		U.S. Treasury Inflation Protected Bond, 2.375%, 1/15/2025	735,111
217,310		U.S. Treasury Inflation Protected Note, 4.250%, 1/15/2010	231,914
108,282		U.S. Treasury Inflation Protected Note, 3.875%, 1/15/2009	111,531
470,640		U.S. Treasury Inflation Protected Note, 3.375%, 1/15/2012	513,723
237,445		U.S. Treasury Inflation Protected Note, 2.000%, 1/15/2014	245,517
615,783		U.S. Treasury Inflation Protected Note, 2.000%, 1/15/2016	632,773
377,640		U.S. Treasury Inflation Protected Note, 3.000%, 7/15/2012	409,342
381,069	[1]	U.S. Treasury Inflation Protected Note, 1.875%, 7/15/2013	393,068
634,246		U.S. Treasury Inflation Protected Note, 0.875%, 4/15/2010	632,229
1,326,501		U.S. Treasury Inflation Protected Note, 1.875%, 7/15/2015	1,353,356
100,803		U.S. Treasury Inflation Protected Note, 2.625%, 7/15/2017	108,910
		TOTAL U.S. TREASURY (IDENTIFIED COST $6,184,753)	6,345,754
		MUTUAL FUND—5.4%
347,953	[2,3]	Government Obligations Fund, Institutional Shares, 4.39% (AT NET ASSET VALUE)	347,953
		TOTAL INVESTMENTS—102.9% (IDENTIFIED COST $6,532,706)[4]	6,693,707
		OTHER ASSETS AND LIABILITIES – NET—(2.9)%[5]	(185,572)
		TOTAL NET ASSETS—100%	$6,508,135

At December 31, 2007, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
6 U.S. Treasury Notes 2 Year Long Futures	2	$420,500	March 2008	$1,180
6 U.S. Treasury Bond Short Futures	1	$116,375	March 2008	$606
TOTAL UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,786
1Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

2Affiliated company.

37-Day net yield.

4Also represents cost for federal tax purposes.

5Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

6Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2007.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

December 31, 2007

Assets:
Total investments in securities, at value including $347,953 of investments in an affiliated issuer (Note 5) (identified cost $6,532,706)		$6,693,707
Income receivable		58,076
Receivable for shares sold		400,000
TOTAL ASSETS		7,151,783
Liabilities:
Payable for investments purchased	$580,464
Income distribution payable	22,070
Payable for daily variation margin	62
Payable for auditing fees	22,300
Accrued expenses	18,752
TOTAL LIABILITIES		643,648
Net assets for 613,984 shares outstanding		$6,508,135
Net Assets Consist of:
Paid-in capital		$6,328,076
Net unrealized appreciation of investments and futures contracts		162,787
Accumulated net realized gain on investments and futures contracts		17,272
TOTAL NET ASSETS		$6,508,135
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$6,508,135 ÷ 613,984 shares outstanding, no par value, unlimited shares authorized		$10.60
See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended December 31, 2007

Investment Income:
Interest (net of TIPS deflation adjustment)			$173,470
Dividends (received from an affiliated issuer) (Note 5)			6,418
TOTAL INCOME			179,888
Expenses:
Administrative personnel and services fee (Note 5)		$150,000
Custodian fees		19,617
Transfer and dividend disbursing agent fees and expenses		4,297
Auditing fees		22,300
Legal fees		7,270
Portfolio accounting fees		37,288
Printing and postage		92
Insurance premiums		4,642
Miscellaneous		228
TOTAL EXPENSES		245,734
Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(150,000)
Reimbursement of other operating expenses	(94,013)
TOTAL WAIVER AND REIMBURSEMENT		(244,013)
Net expenses			1,721
Net investment income			178,167
Realized and Unrealized Gain on Investments and Futures Contracts:
Net realized gain on investments			11,604
Net realized gain on futures contracts			15,305
Net change in unrealized appreciation of investments			157,259
Net change in unrealized appreciation of futures contracts			1,786
Net realized and unrealized gain on investments and futures contracts			185,954
Change in net assets resulting from operations			$364,121
See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended December 31	2007	2006 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$178,167	$(8,266)
Net realized gain on investments and futures contracts	26,909	7,343
Net change in unrealized appreciation/depreciation of investments and futures contracts	159,045	3,742
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	364,121	2,819
Distributions to Shareholders:
Distributions from net investment income	(168,915)	(986)[2]
Distributions from net realized gain on investments and futures contracts	(14,922)	(2,058)[2]
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(183,837)	(3,044)
Share Transactions:
Proceeds from sale of shares	3,995,000	2,400,100
Net asset value of shares issued to shareholders in payment of distributions declared	3,077	—-
Cost of shares redeemed	(70,101)	—-
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,927,976	2,400,100
Change in net assets	4,108,260	2,399,875
Net Assets:
Beginning of period	2,399,875	—-
End of period	$6,508,135	$2,399,875
1Reflects operations for the period from October 18, 2006 (date of initial investment) to December 31, 2006.

2Certain amounts have been reclassified to permit comparison, based on the final 2006 tax return. Net assets were not affected by this reclassification.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

December 31, 2007

1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of Federated Inflation-Protected Securities Core Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund’s investment objective is to provide total returns consistent with investment in inflation-protected securities. Currently, the Fund is only available for purchase by other Federated funds and their affiliates, or insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”, on June 29, 2007. As of and during the period ended December 31, 2007, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2007, tax years 2004 through 2007 remain subject to examination by the fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended December 31, 2007, the Fund had net realized gains on futures contracts of $15,305.

Futures contracts outstanding at period end are listed after the Fund’s portfolio of investments.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:

	Year Ended 12/31/2007	Period Ended 12/31/2006[1]
Shares sold	380,510	240,010
Shares issued to shareholders in payment of distributions declared	290	—-
Shares redeemed	(6,826)	—-
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	373,974	240,010

1Reflects operations for the period from October 18, 2006 (date of initial investment) to December 31, 2006.

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the year ended December 31, 2007 and for the period ended December 31, 2006, was as follows:

	Year Ended 12/31/2007	Period Ended 12/31/2006[1]
Ordinary income[2]	$181,981	$3,044[3]
Long-term capital gains	$1,856	$—-
1Reflects operations for the period from October 18, 2006 (date of initial investment) to December 31, 2006.

2For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

3Certain amounts have been reclassified to permit comparison, based on the final 2006 tax return. Net assets were not affected by this reclassification.

As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$8,805
Undistributed long-term capital gains	$10,253
Net unrealized appreciation	$161,001

At December 31, 2007, the cost of investments for federal tax purposes was $6,532,706. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $161,001. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $162,963 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,962.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”), subject to direction of the Trustees. The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act.

The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the year ended December 31, 2007, the Adviser voluntarily reimbursed $94,013 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended December 31, 2007, FAS waived its entire fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated company during the year ended December 31, 2007 are as follows:

Affiliate	Balance of Shares Held 12/31/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 12/31/2007	Value	Dividend Income
Government Obligations Fund, Institutional Shares	—-	886,954	539,001	347,953	$347,953	$6,418

6. LINE OF CREDIT
The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of December 31, 2007, there were no outstanding loans. During the year ended December 31, 2007, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of December 31, 2007, there were no outstanding loans. During the year ended December 31, 2007, the program was not utilized.

8. LEGAL PROCEEDINGS
Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, “Federated”), along with various investment companies sponsored by Federated (“Funds”) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund’s net assets or results of operations.

10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended December 31, 2007, the amount of long-term capital gains designated by the Fund was $1,856.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED CORE TRUST AND SHAREHOLDERS OF FEDERATED INFLATION-PROTECTED SECURITIES CORE FUND:
We have audited the accompanying statement of assets and liabilities of Federated Inflation-Protected Securities Core Fund (one of the portfolios constituting Federated Core Trust), (the “Fund”), including the portfolio of investments, as of December 31, 2007, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Inflation-Protected Securities Core Fund, a portfolio of Federated Core Trust, at December 31, 2007, the results of its operations for the year then ended and the changes in its net assets and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 18, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Trust comprised five portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: August 1996
Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex’s Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 TRUSTEE Began serving: June 2006
Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to the positions they hold with Federated Investors, Inc. and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: August 1996
Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children’s Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1996
Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998
Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1996
Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 TRUSTEE Began serving: August 1996
Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: January 2008
Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc.; Chairman and CEO, Renaissance Homes of Colorado.

Thomas M. O’Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006
Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children’s Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 TRUSTEE Began serving: August 1996
Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: June 2006
Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1997
Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006
Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

John B. Fisher Birth Date: May 16, 1956 PRESIDENT Began serving: November 2004
Principal Occupations: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.

Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004
Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund’s Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: November 1997
Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Todd A. Abraham Birth Date: February 10, 1966 VICE PRESIDENT Began serving: May 2003
Principal Occupations: Todd A. Abraham is Vice President of the Trust. Mr. Abraham has been a Portfolio Manager since 1995, a Vice President of the Fund’s Adviser since 1997 and a Senior Vice President of the Fund’s Adviser beginning 2007. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President of the Fund’s Adviser from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992-1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

Mark E. Durbiano Birth Date: September 21, 1959 VICE PRESIDENT Began serving: November 1998
Principal Occupations: Mark E. Durbiano is Vice President of the Trust. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund’s Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

Evaluation and Approval of Advisory Contract

FEDERATED INFLATION-PROTECTED SECURITIES CORE FUND (THE “FUND”)
The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2007. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance, and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee the Fund’s Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Confidential Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Cusip 31409N507

36191 (2/08)

High Yield Bond Portfolio

A Portfolio of Federated Core Trust
ANNUAL SHAREHOLDER REPORT
December 31, 2007

FINANCIAL HIGHLIGHTS

SHAREHOLDER EXPENSE EXAMPLE

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

PORTFOLIO OF INVESTMENTS

STATEMENT OF ASSETS AND LIABILITIES

STATEMENT OF OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

NOTES TO FINANCIAL STATEMENTS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended December 31	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$6.88	$6.71	$7.08	$6.93	$6.11
Income From Investment Operations:
Net investment income	0.58	0.58	0.57 [1]	0.58	0.60
Net realized and unrealized gain (loss) on investments, swap contracts and foreign currency transactions	(0.28)	0.17	(0.34)	0.17	0.82
TOTAL FROM INVESTMENT OPERATIONS	0.30	0.75	0.23	0.75	1.42
Less Distributions:
Distributions from net investment income	(0.57)	(0.58)	(0.60)	(0.60)	(0.60)
Net Asset Value, End of Period	$6.61	$6.88	$6.71	$7.08	$6.93
Total Return[2]	4.48%	11.67%	3.44%	11.40%	24.32%

Ratios to Average Net Assets:
Net expenses	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income	8.20%	8.45%	8.28%	8.39%	8.95%
Expense waiver/reimbursement[3]	0.08%	0.08%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$843,319	$823,555	$936,652	$1,127,462	$1,198,678
Portfolio turnover	35%	33%	34%	43%	38%

1Per share numbers have been calculated using the average shares method.

2Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

3This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/1/2007	Ending Account Value 12/31/2007	Expenses Paid During Period[1]
Actual	$1,000	$1,008.90	$0.15
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,025.05	$0.15

1Expenses are equal to the Fund’s annualized net expense ratio of 0.03%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Management’s Discussion of Fund Performance

The fund’s total return, based on net asset value, for the 12-month reporting period was 4.48%. The total return of the Lehman Brothers High Yield 2% Issuer Constrained Index (LBHY2%ICI)1 a broad-based securities market index, was 2.26% during the 12-month reporting period. The fund’s total return for the most recently completed fiscal year reflects actual cash flows, transactions costs and other expenses which are not reflected in the total return of the LBHY2%ICI.

HIGH YIELD MARKET OVERVIEW
The high yield market delivered lackluster returns relative to most other domestic fixed-income asset classes over the reporting period. The high yield market began the period generating attractive returns as a positive economic environment, good corporate earnings, low default activity and strong demand for higher yielding securities pushed high yield bond prices higher and credit yield spreads tighter. In fact, the spread between the Credit Suisse High Yield Bond Index² and comparable U.S. Treasury securities declined to cycle lows reaching 271 basis points (bp) at the end of May after beginning the period at 318 bp. However, the second part of the reporting period was very unkind to riskier sectors of the fixed income market, such as high yield bonds. Evolving problems stemming from poor underwriting standards in the mortgage and structured credit markets, which contributed to an unsustainable boom in the housing market, began to impact broader financial markets as investors’ appetite for risk declined dramatically. Uncertainty dominated investor psyche as the credit quality of some AAA-rated securities came into question. Into this uncertain credit market environment, the high yield market was negatively impacted by several “mega” leveraged buyouts (LBOs) which investment banks had committed to fund in the robust credit conditions of early 2007. These mega LBOs were not required to be funded until later in the year when, unfortunately for the committed lenders, credit conditions turned less hospitable saddling them with additional losses on top of their structured credit problems. Given these factors, the yield spread between the Credit Suisse High Yield Bond Index2 and comparable U.S. Treasury Securities increased from the lows in May to 589 bp on December 31, 2007.

It is interesting to note that this substantial widening of credit spreads and underperformance of high yield bonds relative to higher quality assets occurred during a period of relatively robust economic growth and historically low default rates. In fact, default rates on high yield bonds as measured by the Altman High Yield Bond Default and Return Report are poised to be below 1% for the second consecutive year and well below the average rate experience between 1971 and 2007 of 3.10%.3

From a major industry sector perspective, the Supermarket, Healthcare, Energy, Lodging, Environmental and Aerospace and Defense sectors substantially outperformed the LBHY2%ICI. The Home Construction, Restaurant, Financial Institutions, Automotive, Construction Machinery, and Building Material sectors substantially underperformed the LBHY2%ICI. The B-rated quality sector outperformed the higher quality BB-rated and the lower quality CCC-rated sectors. The BB-rated sector was negatively impacted by its higher concentration of issuers in the poor performing Financial Institutions and Home Construction industry sectors while the CCC-rated sector was negatively impacted by the overall flight to quality that occurred.

FUND PERFORMANCE:
The fund outperformed the LBHY2%ICI for the reporting period. Strong security selection was the main driver of outperformance. This was especially true in the Chemicals, Gaming, Media – Non Cable, Technology, Media – Cable, Paper and Entertainment sectors. Specific fund holdings that substantially outperformed the LBHY2%ICI included: Compucom Systems, 155 East Tropicana LLC, Lyondell Chemical, Hexion U.S. Finance, Nutro Products and Intergen NV. The fund also benefited from a large overweight position, relative to the LBHY2%ICI, in the Healthcare and Industrial – Other industry sectors and an underweight position in the Automotive, Financial Institutions, and Home Construction industry sectors.

The fund’s performance was negatively impacted by an underweight position, relative to the LBHY2%ICI, in the strong performing Metals and Mining and Energy Industry sectors and a large overweight position, relative to the LBHY2%ICI, in the Consumer Products sectors. Poor security selection in the Food and Beverage sector also detracted from fund performance as compared to the LBHY2%ICI. Specific fund holdings that substantially underperformed the benchmark included: Herbst Gaming, Eurofresh, Inc., True Temper Sports, Pierre Foods, General Motors Acceptance Corp., and Claire’s Stores. Further, the fund was overweight, relative to the LBHY2%ICI, to the CCC-rated quality sector, which was the poorest performing quality sector, negatively impacting performance.

1The LBHY2%ICI is the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index (LCHYI). The LCHYI is an index that covers the universe of fixed-rate, non-investment grade debt. Payment-in-kind (PIK) bonds, eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step up coupon structures, and 144-As are also included. The index is unmanaged, and unlike the fund, is not affected by cashflows.

2The Credit Suisse First Boston High Yield Index serves as a benchmark to evaluate the performance of low quality bonds. Low quality is defined as those bonds in the range from BB to CCC and defaults. Investments cannot be made in an index. The index is unmanaged, and unlike the fund, is not affected by cashflows.

3Source: Altman High Yield Bond Default and Return Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit FederatedInvestors.com or call 1-800-341-7400.

GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the High Yield Bond Portfolio (the “Fund”) from January 31, 1998 (start of performance) to December 31, 2007, compared to the Lehman Brothers High Yield 2% Issuer Constrained Index (LBHY2%ICI).2

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/2007
1 Year	4.48%
5 Years	10.82%
Start of Performance (1/31/1998)	5.66%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1Represents a hypothetical investment of $10,000 in the Fund. The Fund’s performance assumes the reinvestment of all dividends and distributions. The LBHY2%ICI has been adjusted to reflect reinvestment of dividends on securities in the index.

2The LBHY2%ICI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

Portfolio of Investments Summary Table

At December 31, 2007, the Fund’s index classification1 was as follows:

Index Classification	Percentage of Total Net Assets
Media – Non-Cable	8.9%
Health Care	8.5%
Food & Beverage	6.6%
Industrial – Other	6.5%
Gaming	5.9%
Technology	5.2%
Utility – Electric	4.9%
Utility – Natural Gas	4.7%
Energy	4.4%
Chemicals	4.3%
Consumer Products	4.2%
Automotive	3.5%
Aerospace/Defense	3.2%
Retailers	3.2%
Wireless Communications	2.7%
Other[2]	18.2%
Cash Equivalents[3]	3.4%
Other Assets And Liabilities—Net[4]	1.7%
TOTAL	100.0%

1Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Lehman Brothers High Yield 2% Issuer Constrained Index (LBHY2%ICI). Individual portfolio securities that are not included in the LBHY2%ICI are assigned to an index classification by the Fund’s adviser.

2For purposes of this table, index classifications which constitute less than 2.5% of the Fund’s total net assets have been aggregated under the designation “Other.”

3Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

December 31, 2007

Principal Amount or Shares			Value
		CORPORATE BONDS—94.5%
		Aerospace/Defense—3.2%
$3,150,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	$3,165,750
2,825,000		DRS Technologies, Inc., Sr. Note, 6.625%, 2/1/2016	2,803,812
2,475,000	[1,2]	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Note, Series 144A, 8.875%, 4/1/2015	2,456,437
1,375,000	[1,2]	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, Series 144A, 9.75%, 4/1/2017	1,371,562
1,625,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	1,600,625
4,575,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 7/15/2013	4,517,812
2,275,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015	2,206,750
2,225,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015	2,202,750
3,275,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	3,340,500
1,850,000	[1,2]	US Investigations Services, Inc., Sr. Note, 10.50%, 11/1/2015	1,702,000
1,600,000	[1,2]	US Investigations Services, Inc., Sr. Sub. Note, 11.75%, 5/1/2016	1,400,000
		TOTAL	26,767,998
		Automotive—3.5%
1,500,000		Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	1,196,250
3,950,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	2,952,625
3,675,000		Ford Motor Credit Co., Floating Rate Note - Sr. Note, 7.992%, 1/13/2012	3,089,448
5,175,000		Ford Motor Credit Co., Note, 7.25%, 10/25/2011	4,485,933
1,675,000		Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011	1,585,423
3,175,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	2,700,934
8,725,000		General Motors Corp., Deb., 7.40%, 9/1/2025	6,369,250
3,150,000		General Motors Corp., Note, 8.375%, 7/15/2033	2,551,500
1,000,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	987,500
3,375,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	3,349,688
		TOTAL	29,268,551
		Building Materials—0.8%
878,000		Goodman Global Holdings, Inc., Floating Rate Note, Series B, 7.991%, 6/15/2012	875,805
825,000		Goodman Global Holdings, Inc., Sr. Sub. Note, 7.875%, 12/15/2012	853,875
1,500,000		Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012	1,357,500
925,000		Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%, 3/1/2014	545,750
1,275,000		Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	1,026,375
2,000,000		Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013	1,750,000
		TOTAL	6,409,305
		Chemicals—4.0%
2,475,000		Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	2,338,875
3,950,000		Compass Minerals International, Inc., Sr. Disc. Note, 0/12.00%, 6/1/2013	4,058,625
3,500,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	3,797,500
2,450,000	[1,2]	Invista, Unit, 9.25%, 5/1/2012	2,548,000
2,025,000		Koppers Holdings, Inc., Sr. Disc. Note, 0/9.875%, 11/15/2014	1,711,125
1,969,000		Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013	2,082,217
725,000	[1,2]	Mosaic Co./The, Sr. Note, 7.375%, 12/1/2014	779,375
3,250,000	[1,2]	Mosaic Co./The, Sr. Note, 7.625%, 12/1/2016	3,526,250
1,400,000		Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014	1,295,000
950,000		Nalco Co., Sr. Note, 7.75%, 11/15/2011	966,625
3,050,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	3,194,875
2,775,000	[1,2]	Nell AF SARL, Sr. Note, 8.375%, 8/15/2015	2,254,688
3,275,000		Terra Capital, Inc., Company Guarantee, Series B, 7.00%, 2/1/2017	3,217,688
925,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	963,171
1,100,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	1,156,489
		TOTAL	33,890,503
		Construction Machinery—0.4%
1,775,000	[3,4]	Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006	0
3,650,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	3,285,000
		TOTAL	3,285,000
		Consumer Products—4.2%
3,525,000		AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012	3,049,125
891,440		AAC Group Holding Corp., Sr. PIK Deb., Series WI, 12.75%, 10/1/2012	820,125
2,106,000		American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	2,063,880
2,675,000		American Greetings Corp., Sr. Note, 7.375%, 6/1/2016	2,614,812
2,475,000		Church and Dwight, Inc., Sr. Sub. Note, 6.00%, 12/15/2012	2,431,687
4,400,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	3,806,000
3,850,000		Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013	3,619,000
5,000,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	5,050,000
4,125,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	3,960,000
3,375,000		True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	2,058,750
6,250,000		Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	6,312,500
		TOTAL	35,785,879
		Energy — 4.4%
3,250,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	3,071,250
1,300,000		Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020	1,254,500
6,325,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016	6,293,375
1,325,000		Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013	1,361,437
1,650,000		Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015	1,678,875
850,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	862,750
2,100,000		Cimarex Energy Co., Sr. Note, 7.125%, 5/1/2017	2,073,750
1,550,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	1,507,375
2,900,000	[1,2]	Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	2,929,000
1,575,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	1,555,313
1,650,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 9.00%, 6/1/2016	1,716,000
700,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 6.75%, 5/1/2014	655,375
2,400,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017	2,208,000
2,800,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	2,721,670
1,200,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	1,153,500
2,025,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	2,035,125
1,625,000		Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015	1,592,500
1,150,000		Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013	1,173,000
850,000	[1,2]	TECO Finance, Inc., 6.75%, 5/1/2015	894,879
		TOTAL	36,737,674
		Entertainment—1.2%
1,750,000		AMC Entertainment, Inc., Sr. Sub. Note, 8.00%, 3/1/2014	1,653,750
3,525,000		Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014	3,300,281
2,025,000	[1,2]	Hard Rock Park Operations LLC, Sr. Secd. Note, 9.894%, 4/1/2012	1,938,938
1,500,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	1,556,250
1,700,000		Universal City Florida Holding Co., Floating Rate Note, 9.661%, 5/1/2010	1,708,500
		TOTAL	10,157,719
		Environmental—1.1%
3,875,000		Allied Waste North America, Inc., Note, Series B, 7.125%, 5/15/2016	3,865,312
3,850,000		Allied Waste North America, Inc., Sr. Secd. Note, 6.875%, 6/1/2017	3,773,000
1,500,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	1,588,125
		TOTAL	9,226,437
		Financial Institutions—2.1%
2,025,000		American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013	1,913,625
8,050,000		General Motors Acceptance Corp., 6.875%, 9/15/2011	6,892,088
3,925,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	3,300,419
3,675,000	[1,2]	Nuveen Investments, Sr. Note, 10.50%, 11/15/2015	3,679,594
2,300,000		iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014	2,162,000
		TOTAL	17,947,726
		Food & Beverage—6.6%
4,950,000		ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011	4,653,000
4,200,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	4,273,500
2,250,000		Aramark Services, Inc., Floating Rate Note - Sr. Note, 8.411%, 2/1/2015	2,205,000
4,125,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	4,063,125
1,300,000		Constellation Brands, Inc., 8.375%, 12/15/2014	1,309,750
2,300,000		Constellation Brands, Inc., Company Guarantee, Series B, 8.00%, 2/15/2008	2,308,625
2,050,000	[1,2]	Constellation Brands, Inc., Sr. Note, 7.25%, 5/15/2017	1,906,500
775,000		Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016	730,437
3,525,000		Cott Beverages, Inc., Company Guarantee, 8.00%, 12/15/2011	3,295,875
4,625,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	4,139,375
3,650,000		Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015	3,467,500
2,775,000	[1,2]	Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013	1,678,875
3,975,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	3,955,125
2,575,000		Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012	1,892,625
4,100,000		Pilgrim’s Pride Corp., Sr. Sub. Note, 8.375%, 5/1/2017	4,038,500
1,975,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, 9.25%, 4/1/2015	1,812,063
2,475,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, 10.625%, 4/1/2017	2,140,875
4,300,000		Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012	4,085,000
4,175,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	4,060,188
		TOTAL	56,015,938
		Gaming—5.9%
3,150,000	[1,2]	Fontainebleu Las Vegas Holdings LLC/Fontainebleu Las Vegas, Second Mortgage Notes, 10.25%, 6/15/2015	2,748,375
2,475,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	2,338,875
3,250,000	[1,2]	Great Canadian Gaming Corp., Sr. Sub. Note, 7.25%, 2/15/2015	3,233,750
2,725,000		Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	1,621,375
3,050,000	[1,2]	Indianapolis Downs LLC/Indiana Downs Capital Corp., 11.00%, 11/1/2012	2,958,500
525,000	[1,2]	Indianapolis Downs LLC/Indiana Downs Capital Corp., 15.50%, 11/1/2013	540,750
2,700,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	2,524,500
7,725,000		MGM Mirage, Sr. Note, 5.875%, 2/27/2014	7,107,000
1,250,000		MGM Mirage, Sr. Note, 7.50%, 6/1/2016	1,243,750
4,000,000		MGM Mirage, Sr. Note, 8.50%, 9/15/2010	4,170,000
3,025,000		MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010	3,040,125
800,000		MTR Gaming Group, Inc., Sr. Sub. Note, Series B, 9.00%, 6/1/2012	756,000
1,725,000		Park Place Entertainment Corp., Sr. Sub. Note, 7.875%, 3/15/2010	1,630,125
3,050,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	3,107,188
2,350,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	2,326,500
3,175,000	[1,2]	Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015	3,095,625
525,000		Station Casinos, Inc., Sr. Note, 7.75%, 8/15/2016	476,438
2,275,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	2,337,563
4,275,000		Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014	4,221,563
		TOTAL	49,478,002
		Health Care—8.5%
2,700,000		AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	2,862,000
2,750,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	2,323,750
1,675,000		Advanced Medical Optics, Inc., Company Guarantee, 7.50%, 5/1/2017	1,549,375
2,425,000	[1,2]	Bausch & Lomb, Inc., Sr. Note, 9.875%, 11/1/2015	2,467,437
3,550,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	3,434,625
2,775,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	2,858,250
1,975,000		Fisher Scientific International, Inc., Sr. Sub. Note, 6.125%, 7/1/2015	1,968,654
2,350,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	1,850,625
8,650,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	9,169,000
8,375,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	8,814,687
3,825,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	3,958,875
3,750,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	3,506,250
850,000		Psychiatric Solutions, Inc., Sr. Sub. Deb., 7.75%, 7/15/2015	852,125
1,925,000		Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015	1,929,813
2,625,000		United Surgical Partners International, Inc., 9.25%, 5/1/2017	2,572,500
500,000		United Surgical Partners International, Inc., Sr. Sub. Note, 8.875%, 5/1/2017	496,250
2,075,000		Universal Hospital Services, Inc., Floating Rate Note - Sr. Secured Note, 8.287%, 6/1/2015	2,085,375
525,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	532,875
3,425,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	3,313,688
3,550,000	[1,2]	Varietal Distribution, Unsecd. Note, Series 144A, 10.25%, 7/15/2015	3,399,125
1,525,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	1,502,125
4,850,000		Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014	4,825,750
2,275,000		Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015	2,309,125
3,625,000	[1,2]	Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017	3,335,000
		TOTAL	71,917,279
		Industrial - Other—6.5%
4,350,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	4,197,750
2,500,000		American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	2,462,500
3,125,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	3,109,375
3,200,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	3,312,000
1,950,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	1,911,000
700,000		Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011	700,000
750,000	[1,2]	ESCO Corp., Floating Rate Note - Sr. Note, 8.865%, 12/15/2013	738,750
1,350,000	[1,2]	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	1,356,750
4,625,000		Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016	4,786,875
1,850,000		General Cable Corp., Floating Rate Note - Sr. Note, 7.605%, 4/1/2015	1,766,750
2,225,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	2,191,625
2,025,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	2,065,500
2,350,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	2,338,250
4,975,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	4,763,562
775,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	696,531
3,300,000		Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011	3,407,250
2,900,000	[1,2]	SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	2,961,625
3,514,023		Safety Products Holdings, Inc., Sr. Note, Series B, 11.75%, 1/1/2012	3,882,995
1,725,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	1,694,813
2,425,000		Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014	2,352,250
1,675,000		Stanadyne Holdings, Inc., Sr. Disc. Note, 0/12.00%, 2/15/2015	1,298,125
1,575,000		Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012	1,519,875
1,700,000		Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	1,691,500
		TOTAL	55,205,651
		Lodging—0.9%
1,000,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	1,000,000
1,150,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	1,138,500
3,125,000		Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013	3,164,063
2,650,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016	2,618,290
		TOTAL	7,920,853
		Media - Cable—1.3%
5,650,000		Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	5,565,250
3,350,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	3,534,250
1,950,000		Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	1,840,313
		TOTAL	10,939,813
		Media - Non-Cable—8.9%
3,269,068		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	3,285,413
900,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	859,500
1,450,000		DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015	1,399,250
3,735,000		DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	3,903,075
4,725,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	4,713,187
4,050,000		Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	3,736,125
6,300,000		Intelsat Bermuda Ltd., Sr. Note, 11.25%, 6/15/2016	6,536,250
4,125,000	[1,2]	Intelsat Bermuda Ltd., Sr. Note, 8.886%, 1/15/2015	4,155,938
4,675,000		Intelsat Intermediate Holding Co. Ltd., Sr. Disc. Note, 0/9.25%, 2/1/2015	3,845,187
1,775,000		Intelsat Subsidiary Holding Co. Ltd., Sr. Note, 8.625%, 1/15/2015	1,792,750
600,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	586,500
1,475,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	1,441,812
1,350,000	[1,2]	Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	1,319,625
1,825,000		Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013	1,834,125
3,150,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	3,260,250
1,375,000	[1,2]	Quebecor Media, Inc., Sr. Note, 7.75%, 3/15/2016	1,326,875
2,450,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	2,364,250
2,600,000		R.H. Donnelly Corp, Sr. Disc. Note, Series A-2, 6.875%, 1/15/2013	2,340,000
3,600,000	[1,2]	R.H. Donnelly Corp, Sr. Note, 8.875%, 10/15/2017	3,348,000
2,700,000		R.H. Donnelly Corp, Sr. Note, Series A-3, 8.875%, 1/15/2016	2,538,000
5,264,000		R.H. Donnelly Corp, Sr. Sub. Note, Series B, 9.875%, 8/15/2013	5,487,720
1,183,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	1,287,991
4,250,000	[1,2]	Readers Digest Association, Inc., Sr. Sub. Note, 9.00%, 2/15/2017	3,580,625
3,650,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	3,636,313
2,075,000	[1,2]	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	1,901,219
4,775,000	[1,2]	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	4,679,500
		TOTAL	75,159,480
		Metals & Mining—1.1%
1,825,000		Aleris International, Inc., Sr. Note, 9.00%, 12/15/2014	1,533,000
2,325,000		Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	1,894,875
3,850,000		Freeport-McMoRan Copper & Gold, Inc., Sr. Note, 8.375%, 4/1/2017	4,138,750
2,025,000		Novelis, Inc., Company Guarantee, 7.25%, 2/15/2015	1,913,625
2,000,000	[3]	Republic Technologies International, Inc., Company Guarantee, 13.75%, 7/15/2009	0
		TOTAL	9,480,250
		Packaging—2.1%
3,925,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	3,905,375
1,075,000		Ball Corp., Sr. Note, 6.875%, 12/15/2012	1,096,500
3,250,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	3,103,750
5,625,000		Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015	5,821,875
1,475,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013	1,537,688
2,600,000		Owens-Brockway Glass Container, Inc., Sr. Note, 6.75%, 12/1/2014	2,600,000
520,679	[1,3]	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	24,160
		TOTAL	18,089,348
		Paper—1.1%
4,325,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	4,292,562
875,000	[1,2]	NewPage Corp., 10.00%, 5/1/2012	883,750
3,800,000		NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	3,942,500
		TOTAL	9,118,812
		Restaurants—0.5%
2,500,000		Dave & Buster’s, Inc., Sr. Note, 11.25%, 3/15/2014	2,375,000
1,750,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 7.491%, 3/15/2014	1,680,000
		TOTAL	4,055,000
		Retailers—3.2%
2,275,000		AutoNation, Inc., Company Guarantee, 7.00%, 4/15/2014	2,166,937
925,000		AutoNation, Inc., Floating Rate Note - Sr. Note, 7.243%, 4/15/2013	857,937
4,075,000	[1,2]	Claire’s Stores, Inc., Sr. Sub. Note, 10.50%, 6/1/2017	2,200,500
4,275,000		Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013	4,285,688
3,381,000		FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014	3,195,045
3,225,000		General Nutrition Center, Company Guarantee, 10.009%, 3/15/2014	3,063,750
3,500,000		NBC Acquisition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013	3,062,500
2,850,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	2,764,500
4,000,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	3,680,000
2,075,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	1,950,500
		TOTAL	27,227,357
		Services—1.0%
2,675,000	[1,2]	Ceridian Corp., 144A, 11.25%, 11/15/2015	2,487,750
4,550,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	4,538,625
1,750,000		West Corp., Sr. Note, 9.50%, 10/15/2014	1,723,750
		TOTAL	8,750,125
		Technology—5.2%
3,425,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	2,979,750
3,350,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	3,295,562
1,550,000		Deluxe Corp., 5.125%, 10/1/2014	1,321,375
2,000,000		Deluxe Corp., Sr. Unsecd. Note, 7.375%, 6/1/2015	2,000,000
4,075,000	[1,2]	First Data Corp., 9.875%, 9/24/2015	3,794,844
2,775,000		Freescale Semiconductor, Inc., Sr. Note, 8.875%, 12/15/2014	2,490,562
3,200,000	[1,2]	Open Solutions, Inc., Sr. Sub. Note, 9.75%, 2/1/2015	2,932,000
3,525,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	3,489,750
3,325,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	3,607,625
4,200,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	4,116,000
1,268,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 10.731%, 4/1/2012	1,315,550
3,700,000		SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013	3,783,250
5,725,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	5,882,438
2,450,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	2,499,000
		TOTAL	43,507,706
		Textile—0.3%
2,100,000		Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013	2,142,000
		Tobacco—0.5%
3,825,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	4,177,283
		Transportation—1.6%
1,025,000	[3,4]	AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005	0
3,775,000	[1,2]	CEVA Group PLC, Sr. Note, 10.00%, 9/1/2014	3,897,687
1,900,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	1,935,625
4,025,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	4,186,000
1,425,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	1,376,906
2,225,000		Stena AB, Sr. Note, 7.50%, 11/1/2013	2,205,531
1,050,000	[3,4]	The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2006	0
		TOTAL	13,601,749
		Utility - Electric—4.9%
950,000		CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015	965,747
4,650,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	4,312,875
5,475,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	5,666,625
2,900,000		Edison Mission Energy, Sr. Unsecd. Note, 7.00%, 5/15/2017	2,863,750
800,000	[1,2]	Energy Future Holdings Corp., 10.875%, 11/1/2017	808,000
964,781	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	983,841
4,050,000	[1,2]	Intergen NV, Sr. Secd. Note, 9.00%, 6/30/2017	4,282,875
2,300,000		NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014	2,248,250
1,225,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	1,197,438
4,750,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	4,643,125
625,000		Nevada Power Co., Mtg. Note, Series L, 5.875%, 1/15/2015	624,246
3,600,000		PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009	3,812,436
3,325,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	3,380,165
2,950,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/2015	2,935,250
2,175,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Note, 10.25%, 11/1/2015	2,164,125
		TOTAL	40,888,748
		Utility - Natural Gas—4.7%
2,050,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	1,998,750
2,175,000		AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%, 5/20/2015	2,142,375
1,300,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	1,325,814
1,775,000		El Paso Corp., Sr. Note, 8.05%, 10/15/2030	1,857,218
4,175,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	3,861,875
4,150,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	4,056,625
725,000		Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015	727,366
2,250,000		Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014	2,343,643
1,907,000		Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	1,973,745
1,975,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	1,900,938
4,050,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	4,711,211
1,100,000		Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017	1,206,098
2,275,000		Transcontinental Gas Pipe Corp., Sr. Note, 8.875%, 7/15/2012	2,582,125
250,000		Transcontinental Gas Pipe Corp., Sr. Unsecd. Note, 6.40%, 4/15/2016	257,813
4,125,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	4,491,094
3,425,000		Williams Cos., Inc., Note, 7.875%, 9/1/2021	3,814,594
		TOTAL	39,251,284
		Wireless Communications—2.7%
2,750,000	[1,2]	Alltel Corp., Sr. Unsecd. Note, 10.375%, 12/1/2017	2,557,500
1,400,000		Centennial Cellular Corp., Floating Rate Note - Sr. Note, 10.981%, 1/1/2013	1,438,500
1,450,000		Centennial Cellular Corp., Sr. Unsecd. Note, 8.125%, 2/1/2014	1,435,500
1,275,000		Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013	1,332,375
925,000	[1,2]	Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	848,687
1,790,299	[1,2]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	1,638,124
1,475,000	[1,2]	Digicel Ltd., Sr. Note, 9.25%, 9/1/2012	1,510,105
3,775,000		MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	3,567,375
3,200,000		Rogers Wireless, Inc., 6.375%, 3/1/2014	3,300,682
2,250,000		Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012	2,349,826
2,725,000		US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012	2,901,862
		TOTAL	22,880,536
		Wireline Communications—2.1%
2,750,000		Citizens Communications Co., 9.00%, 8/15/2031	2,756,875
9,950,000		Qwest Corp., Note, 8.875%, 3/15/2012	10,696,250
2,025,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	2,140,263
1,750,000		Windstream Corp., Sr. Note, 8.625%, 8/1/2016	1,846,250
		TOTAL	17,439,638
		TOTAL CORPORATE BONDS (IDENTIFIED COST $816,457,773)	796,723,644
		COMMON STOCKS & WARRANTS—0.4%
		Chemicals—0.3%
704	[3]	General Chemical Industrial Products, Inc.	1,453,401
407	[3]	General Chemical Industrial Products, Inc., Warrants	760,707
302	[3]	General Chemical Industrial Products, Inc., Warrants	509,794
		TOTAL	2,723,902
		Consumer Products—0.0%
1,003	[1,3]	Sleepmaster LLC	10
		Industrial - Other—0.0%
91,630	[1,3]	Neenah Enterprises, Inc., Warrants	916
		Media - Cable—0.1%
29,925		Virgin Media, Inc.	512,914
		Media - Non-Cable—0.0%
1,800	[3]	XM Satellite Radio, Inc., Warrants	2,934
19,800	[3]	Ziff Davis Media, Inc., Warrants	198
		TOTAL	3,132
		Metals & Mining—0.0%
2,000	[1,3]	Republic Technologies International, Inc., Warrants	0
57,533	[1,3]	Royal Oak Mines, Inc.	892
		TOTAL	892
		Other—0.0%
171	[1,3]	CVC Claims Litigation LLC	0
		Packaging—0.0%
5	[1,3]	Pliant Corp.	0
57,000	[1,3]	Russell Stanley Holdings, Inc.	0
		TOTAL	0
		TOTAL COMMON STOCKS & WARRANTS (IDENTIFIED COST $5,907,111)	3,241,766
		PREFERRED STOCK—0.0%
		Media - Non-Cable—0.0%
108	[3]	Ziff Davis Media, Inc., PIK Pfd., Series E-1 (IDENTIFIED COST $0)	1,620
		MUTUAL FUND—3.4%
28,677,973	[5,6]	Prime Value Obligations Fund, Institutional Shares, 4.86% (AT NET ASSET VALUE)	28,677,973
		TOTAL INVESTMENTS—98.3% (IDENTIFIED COST $851,042,857)[7]	828,645,003
		OTHER ASSETS AND LIABILITIES – NET—1.7%[8]	14,674,149
		TOTAL NET ASSETS—100%	$843,319,152

1Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2007, these restricted securities amounted to $142,313,012, which represented 16.9% of total net assets.

2Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At December 31, 2007, these liquid restricted securities amounted to $142,287,034, which represented 16.9% of total net assets.

3Non-income producing security.

4Principal amount and interest were not paid upon final maturity.

5Affiliated company.

67-Day net yield.

7The cost of investments for federal tax purposes amounts to $858,502,391.

8Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2007.

The following acronym is used throughout this portfolio:

PIK	—Payment in Kind
See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

December 31, 2007

Assets:
Total investments in securities, at value including $28,677,973 of an investment in an affiliated issuer (Note 5) (identified cost $851,042,857)		$828,645,003
Cash		1,127,301
Income receivable		15,690,163
TOTAL ASSETS		845,462,467
Liabilities:
Payable for investments purchased	$1,322,305
Income distribution payable	784,246
Payable for Directors’/Trustees’ fees	364
Accrued expenses	36,400
TOTAL LIABILITIES		2,143,315
Net assets for 127,562,430 shares outstanding		$843,319,152
Net Assets Consist of:
Paid-in capital		$1,046,903,974
Net unrealized depreciation of investments		(22,397,854)
Accumulated net realized loss on investments, swap contacts and foreign currency transactions		(181,226,196)
Undistributed net investment income		39,228
TOTAL NET ASSETS		$843,319,152
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$843,319,152 ÷ 127,562,430 shares outstanding, no par value, unlimited shares authorized		$6.61
See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended December 31, 2007

Investment Income:
Interest			$66,316,515
Dividends (including $698,947 received from an affiliated issuer (Note 5))			707,233
TOTAL INCOME			67,023,748
Expenses:
Administrative personnel and services fee (Note 5)		$643,078
Custodian fees		36,133
Transfer and dividend disbursing agent fees and expenses		17,466
Directors’/Trustees’ fees		15,324
Auditing fees		23,512
Legal fees		10,296
Portfolio accounting fees		137,269
Insurance premiums		7,229
Miscellaneous		9,422
TOTAL EXPENSES		899,729
Waiver of administrative personnel and services fee (Note 5)	$(643,078)
Net expenses			256,651
Net investment income			66,767,097
Realized and Unrealized Gain (Loss) on Investments, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			8,049,157
Net realized gain on swap contracts			305,290
Net change in unrealized depreciation of swap contracts			33,381
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(37,097,690)
Net realized and unrealized loss on investments, swap contracts and foreign currency transactions			(28,709,862)
Change in net assets resulting from operations			$38,057,235
See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended December 31	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$66,767,097	$69,713,362
Net realized gain on investments, swap contracts and foreign currency transactions	8,354,447	4,136,734
Net change in unrealized appreciation/depreciation of investments, swap contracts and translation of assets and liabilities in foreign currency	(37,064,309)	17,756,323
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	38,057,235	91,606,419
Distributions to Shareholders:
Distributions from net investment income	(68,382,170)	(70,822,598)
Share Transactions:
Proceeds from sale of shares	121,911,127	48,448,001
Net asset value of shares issued to shareholders in payment of distributions declared	59,251,985	61,375,960
Cost of shares redeemed	(131,073,616)	(243,704,993)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	50,089,496	(133,881,032)
Change in net assets	19,764,561	(113,097,211)
Net Assets:
Beginning of period	823,554,591	936,651,802
End of period (including undistributed (distributions in excess of) net investment income of $39,228 and $(353,504), respectively)	$843,319,152	$823,554,591
See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

December 31, 2007

1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of High Yield Bond Portfolio (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.

The Fund’s portfolio consists primarily of lower rated corporate debt obligations. These lower rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower rated debt obligations are regarded as predominately speculative with respect to each issuer’s continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, the Fund is only available for purchase by other Federated funds and their affiliates, or insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are accredited investors within the meaning of Regulation D of the Securities Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”, on June 29, 2007. As of and during the period ended December 31, 2007, the Fund did not have a liability for any unrecognized tax expenses.  The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2007, tax years 2004 through 2007 remain subject to examination by the fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, foreign exchange and other swap agreements.

The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in a credit default swap transaction.

Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Net receivable or payable for swap contracts on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain on swap contracts in the Statement of Operations. For the year ended December 31, 2007, the Fund had net realized gains on swap contracts of $305,290.

At December 31, 2007, the Fund had no outstanding swap contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at December 31, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
CVC Claims Litigation LLC	3/26/1997 – 5/20/1998	$1,676,091
Neenah Enterprises, Inc., Warrants	9/24/2003	$0
Pliant Corp.	7/18/2006	$0
Republic Technologies International, Inc., Warrants	8/06/1999	$0
Royal Oak Mines, Inc.	2/24/1999	$6,392
Russell Stanley Holdings, Inc.	11/9/2001	$0
Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	2/5/1999 – 5/15/2005	$2,684,423
Sleepmaster LLC	12/23/2004	$0

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:

Year Ended December 31	2007	2006
Shares sold	18,326,111	7,117,672
Shares issued to shareholders in payment of distributions declared	8,710,094	9,100,098
Shares redeemed	(19,226,425)	(36,157,724)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	7,809,780	(19,939,954)

4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for defaulted interest, swap income and gain/loss and discount accretion/premium amortization on debt securities.

For the year ended December 31, 2007, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$2,007,805	$(2,007,805)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006, was as follows:

	2007	2006
Ordinary Income	$68,382,170	$70,822,598

As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,244
Net unrealized depreciation	$(29,857,388)
Capital loss carryforward	$(173,728,678)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for partnership adjustments, defaulted bond interest and discount accretion/premium amortization on debt securities.

At December 31, 2007, the cost of investments for federal tax purposes was $858,502,391. The net unrealized depreciation of investments for federal tax purposes was $29,857,388. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,850,293 and net unrealized depreciation from investments for those securities having an excess of cost over value of $45,707,681.

At December 31, 2007, the Fund had a capital loss carryforward of $173,728,678 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$39,627,336
2010	$88,455,746
2011	$45,645,596

The Fund used capital loss carryforwards of $6,567,092 to offset taxable capital gains realized during the year ended December 31, 2007.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”), subject to direction of the Trustees. The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended December 31, 2007, FAS waived its entire fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated company during the year ended December 31, 2007 are as follows:

Affiliate	Balance of Shares Held 12/31/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 12/31/2007	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	—	250,697,325	222,019,352	28,677,973	$28,677,973	$698,947

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended December 31, 2007, were as follows:

Purchases	$343,769,799
Sales	$274,871,970

7. LINE OF CREDIT
The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of December 31, 2007, there were no outstanding loans. During the year ended December 31, 2007, the Fund did not utilize the LOC.

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of December 31, 2007, there were no outstanding loans. During the year ended December 31, 2007, the program was not utilized.

9. LEGAL PROCEEDINGS
Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, “Federated”), along with various investment companies sponsored by Federated (“Funds”) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund’s net assets or results of operations.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED CORE TRUST AND SHAREHOLDERS OF HIGH YIELD BOND PORTFOLIO:

We have audited the accompanying statement of assets and liabilities of High Yield Bond Portfolio (one of the portfolios constituting Federated Core Trust), (the “Fund”), including the portfolio of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of High Yield Bond Portfolio, a portfolio of Federated Core Trust, at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 18, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA  15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Trust comprised three portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: August 1996
Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex’s Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 TRUSTEE Began serving: June 2006
Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to the positions they hold with Federated Investors, Inc. and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: August 1996
Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children’s Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1996
Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998
Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1996
Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 TRUSTEE Began serving: August 1996
Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: January 2008
Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc.; Chairman and CEO, Renaissance Homes of Colorado.

Thomas M. O’Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006
Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Ovcerseers, Children’s Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 TRUSTEE Began serving: August 1996
Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: June 2006
Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1997
Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006
Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

John B. Fisher Birth Date: May 16, 1956 PRESIDENT Began serving: November 2004
Principal Occupations: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.

Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004
Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund’s Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: November 1997
Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Todd A. Abraham Birth Date: February 10, 1966 VICE PRESIDENT Began serving: May 2003
Principal Occupations: Todd A. Abraham is Vice President of the Trust. Mr. Abraham has been a Portfolio Manager since 1995, a Vice President of the Fund’s Adviser since 1997 and a Senior Vice President of the Fund’s Adviser beginning 2007. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President of the Fund’s Adviser from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992-1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College

Mark E. Durbiano Birth Date: September 21, 1959 VICE PRESIDENT Began serving: November 1998
Principal Occupations: Mark E. Durbiano has been the Fund’s Portfolio Manager since inception. He is Vice President of the Trust. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund’s Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

Evaluation and Approval of Advisory Contract

HIGH YIELD BOND PORTFOLIO (THE “FUND”)
The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2007. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance, and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee the Fund’s Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s
Confidential Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Cusip 31409N101

30175 (2/08)

Federated Mortgage Core Portfolio

A Portfolio of Federated Core Trust
ANNUAL SHAREHOLDER REPORT
December 31, 2007

FINANCIAL HIGHLIGHTS

SHAREHOLDER EXPENSE EXAMPLE

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

PORTFOLIO OF INVESTMENTS

STATEMENT OF ASSETS AND LIABILITIES

STATEMENT OF OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

NOTES TO FINANCIAL STATEMENTS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

QUARTERLY PORTFOLIO SCHEDULE

NOT FDIC INSURED  *  MAY LOSE VALUE  *  NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended December 31	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$9.88	$9.91	$10.18	$10.19	$10.32
Income From Investment Operations:
Net investment income	0.57	0.56	0.50	0.50	0.48
Net realized and unrealized gain (loss) on investments and futures contracts	0.05	(0.03)	(0.25)	(0.01)	(0.13)
TOTAL FROM INVESTMENT OPERATIONS	0.62	0.53	0.25	0.49	0.35
Less Distributions:
Distributions from net investment income	(0.57)	(0.56)	(0.52)	(0.50)	(0.48)
Distributions from net realized gain on investments	—	—	—	—	(0.00)[1]
TOTAL DISTRIBUTIONS	(0.57)	(0.56)	(0.52)	(0.50)	(0.48)
Net Asset Value, End of Period	$9.93	$9.88	$9.91	$10.18	$10.19
Total Return[2]	6.48%	5.49%	2.48%	4.95%	3.52%

Ratios to Average Net Assets:
Net expenses	0.02%	0.03%	0.03%	0.03%	0.03%
Net investment income	5.66%	5.55%	4.96%	4.93%	4.67%
Expense waiver/reimbursement[3]	0.08%	0.08%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,879,760	$1,230,612	$949,405	$790,927	$767,012
Portfolio turnover[4]	55%	109%	111%	47%	90%

1Represents less than $0.01.

2Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

4This calculation excludes purchases and sales from dollar-roll transactions.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/1/2007	Ending Account Value 12/31/2007	Expenses Paid During Period[1]
Actual	$1,000	$1,055.00	$0.10
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,025.10	$0.10
1Expenses are equal to the Fund’s annualized net expense ratio of 0.02%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Management’s Discussion of Fund Performance

The fund’s total return for the 12-month reporting period was 6.48%. The Lehman Brothers Mortgage-Backed Securities Index,1 a performance benchmark for the fund, returned 6.90%.

Yield curve strategy and security selection were the most significant factors affecting fund performance relative to the unmanaged index. The fund’s total return reflects actual cash flows and transaction costs, factors which do not impact the index’s performance.

YIELD CURVE
After a protracted period of minimal yield differential between 2-year and 10-year Treasuries, the yield curve underwent a reshaping. Shorter maturity yields decreased to a significantly greater degree relative to longer maturity yields. Specifically, the 2- to 10-year yield spread increased from negative 0.11%—an inverted yield curve—to positive 0.97%. Investments designed to take advantage of the reshaping positively contributed to fund performance, including the fund’s focus on securities with shorter maturities.

SECURITY SELECTION
Security selection did not positively impact fund performance. For a significant portion of the year, the portfolio maintained an above-benchmark exposure to current coupon mortgage-backed securities. While current coupons—defined as those mortgage securities close to par prices—typically offer incremental yield relative to higher- and lower-priced coupons, the coupons are also more negatively convex. As market yields moved dramatically during the course of the year, the negative convexity caused the current coupon sector to lag relative to surrounding coupons.

In addition, the fund utilized dollar roll transactions in order to increase fund income and potential return. A portion of the dollar roll proceeds were invested in monthly adjustable agency floaters. As mortgage security spreads widened during the year, the increased exposure via the monthly adjustable floating rate agency securities acted as a drag on performance.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

1The Lehman Brothers Mortgage-Backed Securities Index is an unmanaged index composed of all fixed securities mortgage pools by Government National Mortgage Association (GNMA), Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, including GNMA Graduated Payment Mortgages. Investments cannot be made in an index.

GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Mortgage Core Portfolio (the “Fund”) from February 22, 1999 (start of performance) to December 31, 2007, compared to the Lehman Brothers Mortgage-Backed Securities Index (LBMSI).2

Average Annual Total Returns for the Period Ended 12/31/2007
1 Year	6.48%
5 Years	4.58%
Start of Performance (2/22/1999)	5.93%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1Represents a hypothetical investment of $10,000. The Fund’s performance assumes the reinvestment of all dividends and distributions. The LBMSI has been adjusted to reflect reinvestment of dividends on securities in the index.

2The LBMSI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

Portfolio of Investments Summary Table

At December 31, 2007, the Fund’s portfolio composition1 was as follows:

Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	91.7%
Non-Agency Mortgage-Backed Securities	9.4%
U.S. Government Agency Adjustable Rate Mortgage Securities	6.7%
Derivative Contracts[2,3]	0.0%
Repurchase Agreements – Cash	8.4%
Repurchase Agreements – Collateral[4]	1.6%
Other Assets and Liabilities – Net[5]	(17.8)%
TOTAL	100.0%

1See the Fund’s Confidential Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.

2Based upon net unrealized appreciation (depreciation) on the derivative contracts. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

3Represents less than 0.1%.

4Includes repurchase agreements purchased with cash collateral or proceeds received in securities lending and/or dollar-roll transactions, as well as cash covering when-issued and delayed delivery transactions.

5Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

December 31, 2007

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES—6.7%
		Federal Home Loan Mortgage Corporation—2.3%
$8,296,195		ARM, 5.768%, 1/1/2037	$8,409,438
19,929,360		ARM, 5.806%, 5/1/2037	20,227,463
13,657,483		ARM, 5.889%, 2/1/2037	13,849,261
		TOTAL	42,486,162
		Federal National Mortgage Association—4.4%
1,710,128		ARM, 5.280%, 1/1/2037	1,727,227
12,735,308		ARM, 5.550%, 2/1/2047	12,919,843
9,999,131		ARM, 5.560%, 8/1/2036	10,141,129
5,295,257		ARM, 5.600%, 2/1/2037	5,374,341
16,050,790		ARM, 5.630%, 4/1/2036	16,300,958
14,829,463		ARM, 5.720%, 2/1/2037	15,082,098
9,072,476		ARM, 5.910%, 10/1/2036	9,241,632
11,687,540		ARM, 5.990%, 7/1/2036	11,934,919
		TOTAL	82,722,147
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $124,087,518)	125,208,309
		COLLATERALIZED MORTGAGE OBLIGATIONS—20.8%
		Federal Home Loan Mortgage Corporation—6.3%
21,624,802		REMIC 3144 FB, 5.378%, 4/15/2036	21,502,358
17,634,968		REMIC 3160 FD, 5.358%, 5/15/2036	17,517,140
12,901,287		REMIC 3175 FE, 5.338%, 6/15/2036	12,809,637
30,601,279		REMIC 3179 FP, 5.408%, 7/15/2036	30,556,234
5,186,718		REMIC 3206 FE, 5.428%, 8/15/2036	5,161,583
18,514,000		REMIC 3260 PF, 5.328%, 1/15/2037	18,376,061
12,933,216		REMIC 3296 YF, 5.428%, 3/15/2037	12,718,655
		TOTAL	118,641,668
		Federal National Mortgage Association—5.1%
3,314,689		REMIC 2005-63 FC, 5.033%, 10/25/2031	3,279,133
16,686,052		REMIC 2006-104 FY, 5.123%, 11/25/2036	16,566,281
21,741,161		REMIC 2006-115 EF, 5.143%, 12/25/2036	21,608,587
4,554,794		REMIC 2006-43 FL, 5.183%, 6/25/2036	4,536,586
12,051,644		REMIC 2006-58 FP, 5.083%, 7/25/2036	11,996,829
20,585,975		REMIC 2006-81 FB, 5.133%, 9/25/2036	20,526,947
18,061,225		REMIC 2006-85 PF, 5.163%, 9/25/2036	17,991,229
		TOTAL	96,505,592
		Non-Agency Mortgage—9.4%
14,742,075		Bank of America Mortgage Securities 2007-3, Class 1A1, 6.000%, 9/25/2037	14,696,006
14,970,142		Chase Mortgage Finance Corp. 2004-S3, Class 1A1, 5.000%, 3/25/2034	14,134,668
15,595,442		Citicorp Mortgage Securities, Inc. 2007-4, Class 2A1, 5.500%, 5/25/2022	15,414,991
7,506,256		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	7,271,994
15,881,421		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	15,782,470
15,226,264		Countrywide Home Loans 2007-17, Class 3A1, 6.750%, 10/25/2037	15,368,712
15,892,720		Countrywide Home Loans 2007-18, Class 2A1, 6.500%, 9/25/2037	16,212,323
9,961,558		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	9,941,285
14,659,586		Indymac IMJA Mortgage Loan Trust 2007-A2, Class 2A1, 6.500%, 10/25/2037	14,667,605
14,593,516		Lehman Mortgage Trust 2007-8, Class 2A2, 6.500%, 8/25/2037	14,680,489
16,882,471		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	16,688,620
7,440,992		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 5.235%, 8/25/2035	7,318,825
15,155,534		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	14,837,106
		TOTAL	177,015,094
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $392,208,937)	392,162,354
		MORTGAGE-BACKED SECURITIES—80.3%
		Federal Home Loan Mortgage Corporation—49.6%
51,890,301	[1]	4.500%, 6/1/2019 - 9/1/2021	51,109,867
240,554,391		5.000%, 7/1/2019 - 8/1/2037	235,771,161
278,088,572	[2]	5.500%, 3/1/2021 - 1/1/2038	278,272,734
274,667,233	[2]	6.000%, 5/1/2014 - 1/1/2038	279,236,352
77,820,281	[2]	6.500%, 7/1/2014 - 1/1/2038	80,036,246
6,503,250		7.000%, 12/1/2011 - 9/1/2037	6,775,171
916,915		7.500%, 12/1/2022 - 7/1/2031	984,572
813,388		8.000%, 11/1/2009 - 3/1/2031	858,199
19,593		8.500%, 9/1/2025	21,685
43,258		9.000%, 5/1/2017	47,080
2,156		9.500%, 4/1/2021	2,441
		TOTAL	933,115,508
		Federal National Mortgage Association—29.5%
10,124,139		4.500%, 12/1/2019	9,989,222
68,188,971		5.000%, 7/1/2034 - 2/1/2036	66,581,638
263,698,291		5.500%, 2/1/2009 - 9/1/2036	263,550,557
148,251,745	[2]	6.000%, 12/1/2013 - 1/1/2038	150,676,405
31,615,252		6.500%, 2/1/2009 - 12/1/2036	32,569,254
27,213,735	[2]	7.000%, 7/1/2010 - 1/1/2038	28,370,039
1,277,080		7.500%, 6/1/2011 - 6/1/2033	1,347,924
439,274		8.000%, 7/1/2023 - 3/1/2031	476,041
20,352		9.000%, 11/1/2021 - 6/1/2025	22,307
		TOTAL	553,583,387
		Government National Mortgage Association—1.2%
15,808,975		6.000%, 10/15/2028 - 6/15/2037	16,194,705
1,945,587		6.500%, 10/15/2028 - 2/15/2032	2,039,220
1,746,486		7.000%, 11/15/2027 - 2/15/2032	1,833,212
682,271		7.500%, 4/15/2029 - 1/15/2031	721,764
987,687		8.000%, 2/15/2010 - 11/15/2030	1,071,612
134,090		8.500%, 3/15/2022 - 11/15/2030	148,549
2,164		9.500%, 10/15/2020	2,483
261,239		12.000%, 4/15/2015 - 6/15/2015	305,107
		TOTAL	22,316,652
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,477,323,990)	1,509,015,547
		REPURCHASE AGREEMENTS—10.0%
157,800,000		Interest in $2,108,000,000 joint repurchase agreement 4.85%, dated 12/31/2007 under which BNP Paribas Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 1/1/2038 for $2,108,567,989 on 1/2/2008. The market value of the underlying securities at the end of the period was $2,150,739,349.	157,800,000
30,555,000	[3]	Interest in $63,146,000 joint repurchase agreement 4.46%, dated 12/12/2007 under which Credit Suisse First Boston Corp. will repurchase U.S. Government Agency securities and a U.S. Treasury security with various maturities to 7/20/2037 for $63,404,162 on 1/14/2008. The market value of the underlying securities at the end of the period was $66,039,887 (segregated pending settlement of dollar-roll transactions).	30,555,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	188,355,000
		TOTAL INVESTMENTS—117.8% (IDENTIFIED COST $2,181,975,445)[4]	2,214,741,210
		OTHER ASSETS AND LIABILITIES – NET—(17.8)%[5]	(334,981,377)
		TOTAL NET ASSETS—100%	$1,879,759,833

At December 31, 2007, the Fund had the following open futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
6U.S. Treasury Notes 2 Year Long Futures	354	$74,428,500	March 2008	$214,450
6U.S. Treasury Notes 10 Year Short Futures	220	$24,945,938	March 2008	$9,525
6U.S. Treasury Notes 5 Year Short Futures	140	$15,439,375	March 2008	$(18,001)
6U.S. Treasury Bond Short Futures	117	$13,615,875	March 2008	$71,246
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$277,220

1Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

2All or a portion of these securities may be subject to dollar-roll transactions.

3Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days’ notice.

4The cost of investments for federal tax purposes amounts to $2,179,987,445.

5Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

6Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2007.

The following acronyms are used throughout this portfolio:

ARM	—Adjustable Rate Mortgage
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

December 31, 2007

Assets:
Investments in repurchase agreements	$188,355,000
Investments in securities	2,026,386,210
Total investments in securities, at value (identified cost $2,181,975,445)		2,214,741,210
Cash		787
Income receivable		8,281,622
TOTAL ASSETS		2,223,023,619
Liabilities:
Payable for investments purchased	342,602,795
Income distribution payable	457,783
Payable for daily variation margin	122,313
Accrued expenses	80,895
TOTAL LIABILITIES		343,263,786
Net assets for 189,269,758 shares outstanding		$1,879,759,833
Net Assets Consist of:
Paid-in capital		$1,882,870,912
Net unrealized appreciation of investments and futures contracts		33,042,985
Accumulated net realized loss on investments and futures contracts		(36,259,655)
Undistributed net investment income		105,591
TOTAL NET ASSETS		$1,879,759,833
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,879,759,833 ÷ 189,269,758 shares outstanding, no par value, unlimited shares authorized		$9.93

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended December 31, 2007

Investment Income:
Interest			$87,611,027
Expenses:
Administrative personnel and services fee (Note 5)		$1,217,347
Custodian fees		78,386
Transfer and dividend disbursing agent fees and expenses		18,344
Directors’/Trustees’ fees		17,546
Auditing fees		24,061
Legal fees		10,597
Portfolio accounting fees		161,210
Insurance premiums		12,368
Miscellaneous		13,957
TOTAL EXPENSES		1,553,816
Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(1,217,347)
Reimbursement of other operating expenses	(13,500)
TOTAL WAIVER AND REIMBURSEMENT		(1,230,847)
Net expenses			322,969
Net investment income			87,288,058
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(7,274,658)
Net realized gain on futures contracts			901,140
Net change in unrealized appreciation of investments			19,120,773
Net change in unrealized appreciation of futures contracts			277,220
Net realized and unrealized gain on investments and futures contracts			13,024,475
Change in net assets resulting from operations			$100,312,533
See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended December 31	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$87,288,058	$62,072,380
Net realized loss on investments and futures contracts	(6,373,518)	(9,018,349)
Net change in unrealized appreciation/depreciation of investments and futures contracts	19,397,993	14,668,403
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	100,312,533	67,722,434
Distributions to Shareholders:
Distributions from net investment income	(89,466,830)	(63,565,744)
Share Transactions:
Proceeds from sale of shares	726,641,657	472,210,000
Net asset value of shares issued to shareholders in payment of distributions declared	82,501,277	61,327,124
Cost of shares redeemed	(170,840,790)	(256,487,303)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	638,302,144	277,049,821
Change in net assets	649,147,847	281,206,511
Net Assets:
Beginning of period	1,230,611,986	949,405,475
End of period (including undistributed net investment income of $105,591 and $131,213, respectively)	$1,879,759,833	$1,230,611,986
See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

December 31, 2007

1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of Federated Mortgage Core Portfolio (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund’s investment objective is to provide total return. The Fund is an investment vehicle used by the other Federated funds that invest some of their assets in mortgage-backed securities. Currently, the Fund is only available for purchase by other Federated funds and their affiliates, or insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund’s policy to comply with subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes,” on June 29, 2007. As of and during the period ended December 31, 2007, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2007, tax years 2004 through 2007 remain subject to examination by the fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Futures Contracts

The Fund purchases financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended December 31, 2007, the Fund had net realized gains on futures contracts of $901,140.

Futures contracts outstanding at period end are listed after the Fund’s portfolio of investments.

Dollar-Roll Transactions

The Fund enters into dollar-roll transactions with respect to mortgage securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar-roll transactions, which are treated as purchase and sales, will not exceed 12 months. The Fund will use the proceeds generated from the transaction to invest in short-term investments or mortgage-backed securities which may enhance the Fund’s current yield and total return. Dollar-rolls are subject to interest rate and credit risks.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:

Year Ended December 31	2007	2006
Shares sold	73,800,201	48,368,579
Shares issued to shareholders in payment of distributions declared	8,388,050	6,241,796
Shares redeemed	(17,411,893)	(25,892,604)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	64,776,358	28,717,771

4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for dollar-roll transactions.

For the year ended December 31, 2007, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$2,153,150	$(2,153,150)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006, was as follows:

	2007	2006
Ordinary income	$89,466,830	$63,565,744

As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$105,591
Net unrealized appreciation	$34,753,765
Capital loss carryforwards	$(37,970,435)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales and dollar-roll adjustments.

At December 31, 2007, the cost of investments for federal tax purposes was $2,179,987,445. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $34,753,765. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $38,472,683 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,718,918.

At December 31, 2007, the Fund had a capital loss carryforward of $37,970,435 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2012	$6,069,029
2013	$6,890,426
2014	$18,701,202
2015	$6,309,778

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”), subject to direction of the Trustees. The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time. For the year ended December 31, 2007, the Adviser voluntarily reimbursed $13,500 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended December 31, 2007, FAS waived its entire fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2007, were as follows:

Purchases	$186,658,146
Sales	$19,373,563

7. LINE OF CREDIT
The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of December 31, 2007, there were no outstanding loans. During the year ended December 31, 2007, the Fund did not utilize the LOC.

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of December 31, 2007, there were no outstanding loans. During the year ended December 31, 2007, the program was not utilized.

9. LEGAL PROCEEDINGS
Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, “Federated”), along with various investment companies sponsored by Federated (“Funds”) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund’s net assets or results of operations.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED CORE TRUST AND SHAREHOLDERS OF FEDERATED MORTGAGE CORE PORTFOLIO
We have audited the accompanying statement of assets and liabilities of Federated Mortgage Core Portfolio (one of the portfolios constituting Federated Core Trust), (the “Fund”), including the portfolio of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Mortgage Core Portfolio, a portfolio of Federated Core Trust, at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 18, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Trust comprised five portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: August 1996
Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex’s Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 TRUSTEE Began serving: June 2006
Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to the positions they hold with Federated Investors, Inc. and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: August 1996
Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children’s Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1996
Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998
Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1996
Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 TRUSTEE Began serving: August 1996
Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: January 2008
Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc.; Chairman and CEO, Renaissance Homes of Colorado.

Thomas M. O’Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006
Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children’s Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 TRUSTEE Began serving: August 1996
Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: June 2006
Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1997
Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006
Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

John B. Fisher Birth Date: May 16, 1956 PRESIDENT Began serving: November 2004
Principal Occupations: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.

Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004
Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund’s Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: November 1997
Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Todd A. Abraham Birth Date: February 10, 1966 VICE PRESIDENT Began serving: May 2003
Principal Occupations: Todd A. Abraham has been the Fund’s Portfolio Manager since inception. He is Vice President of the Trust. Mr. Abraham has been a Portfolio Manager since 1995, a Vice President of the Fund’s Adviser since 1997 and a Senior Vice President of the Fund’s Adviser beginning 2007. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President of the Fund’s Adviser from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992-1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College

Mark E. Durbiano Birth Date: September 21, 1959 VICE PRESIDENT Began serving: November 1998
Principal Occupations: Mark E. Durbiano is Vice President of the Trust. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund’s Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

Evaluation and Approval of Advisory Contract

FEDERATED MORTGAGE CORE PORTFOLIO (THE “FUND”)
The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2007. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance, and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee the Fund’s Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Confidential Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Cusip 31409N200

30129 (2/08)

Item 2.                      Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.                      Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item:  Thomas G. Bigley, Nicholas P. Constantakis and Charles F. Mansfield, Jr.

Item 4.                      Principal Accountant Fees and Services

(a)                      Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2007 - $72,300

Fiscal year ended 2006 - $65,500

(b)                      Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2007 - $0

Fiscal year ended 2006 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)                       Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2007 - $0

Fiscal year ended 2006 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)                      All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2007 - $0

Fiscal year ended 2006 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $9,066 and $0 respectively. Fiscal year end 2007- Discussions related to accounting for swaps.

(e)(1)                      Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)
The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)
Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and

(3)
Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e) (2)                      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4 (b)

Fiscal year ended 2007 – 0%

Fiscal year ended 2006 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4 (c)

Fiscal year ended 2007 – 0%

Fiscal year ended 2006 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4 (d)

Fiscal year ended 2007 – 0%

Fiscal year ended 2006 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
Fiscal year ended 2007 - $147,190

Fiscal year ended 2006 - $141,630

(h)                      The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                 Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11.                 Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                 Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Federated Core Trust

By	/S/ Richard A. Novak

Richard A. Novak
Principal Financial Officer

Date	February 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ John B. Fisher

John B. Fisher
Principal Executive Officer

Date	February 19, 2008

By	/S/ Richard A. Novak

Richard A. Novak
Principal Financial Officer

Date	February 19, 2008